CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net income/(loss)	¥ 146,962	$ 22,523	¥ (104,420)	¥ (416,694)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Unrealized gain/(loss) from foreign currency exchange	1,957	300	(1,770)	1,757
Share-based compensation expense	26,734	4,097	16,732	27,886
Depreciation and amortization	18,944	2,903	26,625	32,970
Impairment loss				7,364
Deferred taxes (benefits)/expenses	(9,931)	(1,522)	(153)	73
(Gain)/loss on disposal of property, equipment	367	56	(27)
Changes in assets and liabilities:
Inventory	(1,627)	(249)	308
Prepaid expenses and other current assets	(53,940)	(8,267)	(16,644)	(87,412)
Operating lease right of use assets	(41,363)	(6,339)	(56,638)
Other non-current assets	(8,509)	(1,304)	(538)	1,296
Advances from students	534,455	81,909	501,800	480,568
Accrued expenses and other liabilities	66,119	10,133	(27,181)	(9,959)
Operating lease liabilities	41,448	6,352	55,095
Taxes payable	(2,373)	(364)	4,744	(8,068)
Net cash provided by operating activities	719,243	110,228	397,933	29,781
Cash flows from investing activities:
Purchases of property and equipment	(21,957)	(3,365)	(9,604)	(17,605)
Purchase of intangible assets	(7,167)	(1,098)	(1,530)	(3,962)
Placement of time deposits	(789,331)	(120,970)	(443,454)	(224,586)
Placement of short-term investments	(700,251)	(107,318)	(997,564)	(190,073)
Withdrawal of time deposits	144,991	22,221	351,281	276,326
Withdrawal of short-term investments	639,259	97,971	687,863	155,002
Proceeds from disposal of property and equipment	185	28	98
Net cash used in investing activities	(734,271)	(112,531)	(412,910)	(4,898)
Cash flows from financing activities:
Share repurchase program	(23,116)	(3,543)	(6,011)
Proceeds from exercise of stock options	10,330	1,583	4,334	1,611
Drawdown of short-term loan				85,856
Proceeds from issuance of stock, net of offering expenses	39,942	6,121
Short-term loan repayment	(16,367)	(2,508)	(52,859)	(19,060)
Net cash provided by/(used in) financing activities	10,789	1,653	(54,536)	68,407
Effect of exchange rate changes on cash and cash equivalents	(12,065)	(1,849)	(679)	(186)
Net increase/(decrease) in cash and cash equivalents	(16,304)	(2,499)	(70,192)	93,104
Cash and cash equivalents at the beginning of the year	342,951	52,560	413,143	320,039
Cash and cash equivalents at the end of the year	326,647	50,061	342,951	413,143
Supplemental disclosure of cash flow information
Cash paid for income taxes	8,295	1,271	1,809	10,538
Cash paid for interest expenses	90	14	3,110	1,944
Non-cash supplemental investing activities
Property and equipment and intagible assets purchases financed by accrued expenses and other current liabilities	¥ 11,434	$ 1,752	¥ 1,366	¥ 1,650